Schedule of investments
Delaware Sustainable Equity Income Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 102.87%
Communication Services — 8.24%
Alphabet Class C †	11,510	$ 1,021,282
AT&T	45,950	845,939
Comcast Class A	25,100	877,747
Interpublic Group	13,350	444,689
Meta Platforms Class A †	8,670	1,043,348
Netflix †	1,470	433,474
Omnicom Group	7,430	606,065
Paramount Global Class B	20,670	348,910
T-Mobile US †	3,480	487,200
Verizon Communications	28,770	1,133,538
Walt Disney †	8,640	750,643
		7,992,835
Consumer Discretionary — 5.70%
eBay	10,090	418,432
Ford Motor	33,180	385,883
Hilton Worldwide Holdings	3,280	414,461
Lear	3,100	384,462
Lowe's	2,090	416,412
McDonald's	4,020	1,059,391
Starbucks	6,500	644,800
Tapestry	12,190	464,195
Target	3,760	560,390
Whirlpool	2,760	390,430
Yum! Brands	3,090	395,767
		5,534,623
Consumer Staples — 7.82%
Archer-Daniels-Midland	4,820	447,537
Coca-Cola	10,800	686,988
Conagra Brands	11,220	434,214
General Mills	6,650	557,602
Hormel Foods	8,760	399,018
Ingredion	4,040	395,637
J M Smucker	3,200	507,072
Keurig Dr Pepper	12,540	447,176
PepsiCo	2,610	471,523
Procter & Gamble	9,500	1,439,820
Walgreens Boots Alliance	10,520	393,027
Walmart	9,940	1,409,393
		7,589,007
Energy — 7.87%
Baker Hughes	46,410	1,370,487
Hess	17,590	2,494,614
Pioneer Natural Resources	9,780	2,233,654
Schlumberger	28,820	1,540,717
		7,639,472
Financials — 20.20%
Aflac	6,220	447,467
American Express	5,030	743,182
NQ-IV925 [12/22] 2/23 (2747688)    1

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
American International Group	7,380	$ 466,711
Arthur J Gallagher & Co.	2,580	486,433
Bank of America	43,400	1,437,408
Bank of New York Mellon	8,740	397,845
BlackRock	1,120	793,666
Capital One Financial	4,320	401,587
Chubb	2,410	531,646
Fifth Third Bancorp	33,780	1,108,322
Goldman Sachs Group	3,110	1,067,912
JPMorgan Chase & Co.	19,430	2,605,563
KeyCorp	54,290	945,732
Lazard Class A	10,540	365,422
MetLife	10,240	741,069
Moody's	1,790	498,730
Morgan Stanley	8,480	720,970
MSCI	790	367,484
Nasdaq	6,420	393,867
Northern Trust	4,680	414,133
Popular	9,360	620,755
Principal Financial Group	4,490	376,801
Prudential Financial	7,740	769,820
S&P Global	2,650	887,591
State Street	4,950	383,971
Synchrony Financial	13,620	447,553
T Rowe Price Group	3,270	356,626
US Bancorp	18,770	818,560
		19,596,826
Healthcare — 18.24%
Abbott Laboratories	10,710	1,175,851
Becton Dickinson and Co.	2,870	729,841
Boston Scientific †	15,410	713,021
Bristol-Myers Squibb	14,880	1,070,616
Centene †	6,640	544,546
Cigna	2,210	732,261
CVS Health	8,450	787,456
Danaher	3,710	984,708
Elevance Health	1,120	574,526
Eli Lilly & Co.	1,360	497,542
Gilead Sciences	9,930	852,491
Johnson & Johnson	15,420	2,723,943
Medtronic	12,160	945,075
Merck & Co.	10,510	1,166,085
Moderna †	2,340	420,311
Pfizer	34,590	1,772,392
Regeneron Pharmaceuticals †	580	418,464
Thermo Fisher Scientific	2,040	1,123,408
UnitedHealth Group	880	466,558
		17,699,095
2    NQ-IV925 [12/22] 2/23 (2747688)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 10.82%
3M	5,650	$ 677,548
Boeing †	2,230	424,793
CSX	16,870	522,633
Cummins	2,230	540,307
Eaton	4,400	690,580
Emerson Electric	6,260	601,336
General Electric	6,060	507,767
Honeywell International	3,700	792,910
Ingersoll Rand	8,310	434,197
Johnson Controls International	6,560	419,840
Norfolk Southern	2,580	635,764
Northrop Grumman	930	507,417
PACCAR	6,050	598,768
Raytheon Technologies	10,620	1,071,770
Republic Services	4,110	530,149
Trane Technologies	2,370	398,373
Uber Technologies †	14,820	366,499
United Parcel Service Class B	2,210	384,186
Xylem	3,540	391,418
		10,496,255
Information Technology — 8.73%
Advanced Micro Devices †	5,560	360,121
Amdocs	5,700	518,130
Analog Devices	4,700	770,941
Cisco Systems	31,600	1,505,424
Cognizant Technology Solutions Class A	10,130	579,335
Corning	11,970	382,322
GoDaddy Class A †	5,490	410,762
Hewlett Packard Enterprise	28,960	462,202
Intel	30,700	811,401
International Business Machines	4,440	625,551
Juniper Networks	12,960	414,202
Marvell Technology	10,590	392,254
PayPal Holdings †	6,310	449,398
Salesforce †	5,950	788,910
		8,470,953
Materials — 4.28%
Amcor	32,430	386,241
Corteva	9,730	571,929
Dow	7,850	395,562
DuPont de Nemours	5,900	404,917
International Flavors & Fragrances	3,770	395,247
International Paper	11,390	394,436
LyondellBasell Industries Class A	4,800	398,544
Mosaic	8,560	375,527
Newmont	8,650	408,280
Sonoco Products	7,010	425,577
		4,156,260
NQ-IV925 [12/22] 2/23 (2747688)    3

Schedule of investments
Delaware Sustainable Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 1.39%
Iron Mountain	7,660	$ 381,851
Rexford Industrial Realty	10,220	558,421
SL Green Realty	12,040	405,989
		1,346,261
REIT Diversified — 0.77%
Digital Realty Trust	3,600	360,972
Weyerhaeuser	12,450	385,950
		746,922
REIT Healthcare — 0.41%
Welltower	6,090	399,200
		399,200
REIT Industrial — 0.92%
Prologis	7,940	895,076
		895,076
REIT Mall — 0.67%
Simon Property Group	5,500	646,140
		646,140
REIT Multifamily — 0.51%
AvalonBay Communities	3,050	492,636
		492,636
REIT Office — 0.39%
Vornado Realty Trust	18,410	383,112
		383,112
Utilities — 5.91%
American Electric Power	7,420	704,529
Dominion Energy	7,670	470,324
Edison International	8,400	534,408
Entergy	5,180	582,750
Exelon	11,410	493,254
NextEra Energy	12,410	1,037,476
Public Service Enterprise Group	8,460	518,344
Sempra Energy	3,860	596,525
Southern	11,160	796,936
		5,734,546
Total Common Stocks (cost $92,236,955)		99,819,219

Short-Term Investments — 0.30%
Money Market Mutual Funds — 0.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	73,045	73,045
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	73,045	73,045
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	73,045	73,045
4    NQ-IV925 [12/22] 2/23 (2747688)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	73,045	$ 73,045
Total Short-Term Investments (cost $292,180)		292,180

Total Value of Securities—103.17% (cost $92,529,135)		100,111,399
Liabilities Net of Receivables and Other Assets—(3.17%)		(3,075,972)
Net Assets Applicable to 17,814,034 Shares Outstanding—100.00%		$97,035,427
†	Non-income producing security.
Summary of abbreviations:
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
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